Financial Instruments - Additional Information (Detail) - MXN ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Net fair value of derivative financial instruments	$ 12,182,110,000		$ 12,367,475,000
Derivative financial instruments designated as hedges	0		$ 0
Net gain (loss) of derivative financial instruments	$ (9,292,906,000)	$ 20,332,885,000